UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 1999 Check
                    here if Amendment [ ]; Amendment Number:

                      This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Harrold J. McComas
Address              c/o Foley & Lardner
                     777 East Wisconsin Avenue
                     Milwaukee, Wisconsin 53202

Form 13F File Number:  28-6060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Harrold J. McComas
Title:               n/a
Phone:               (414) 271-2400

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas         Milwaukee, Wisconsin            May 14, 1999
    [Signature]                   [City, State]                   [Date]
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name
     28-3097                   Bank One Wisconsin Trust Company, N.A.
     28-2903                   Campbell, Newman, Pottinger & Associates
     28-3128                   Charles Schwab Investment Management, Inc.
     28-1526                   Fiduciary Management, Inc.
     28-3354                   Firstar Investment Research & Management Company
     28-0398                   Loomis Sayles & Co.
     28-0274                   M&I Investment Management Corp.
     28-2353                   Scudder Kemper Investments
     28-1823                   Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  26

Form 13F Information Table Value Total:         $87,036,000
                                                (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                            Form 13F INFORMATION TABLE

--------------------- ---------------- -------------- ----------------- ---------------------------------------- --------------
      Column 1           Column 2        Column 3         Column 4                     Column 5                    Column 6
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
                                                           Value        Shrs or prn                    Put/       Investment
   Name of issuer     Title of class       CUSIP          (x$1000)          amt         SH/PRN         Call       Discretion
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
AMERITECH CORP NEW    COM              030954 10 1      3,676,000         63,800          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
BANC ONE CORP         COM              06423A 10 3      1,178,000         21,400          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
COCA COLA CO          COM              191216 10 0      5,192,000         84,600          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
COLGATE PALMOLIVE CO  COM              194162 10 3      3,698,000         40,200          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
DU PONT E I NEMOURS                                                                       SH                         OTHER
& CO                  COM              263534 10 9      2,526,000         43,500
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
EMERSON ELEC CO       COM              291011 10 4        159,000           3,000         SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
FEDERAL NATIONAL
MORTGAGE              COM              313586 10 9      2,202,000         31,800          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
FIRSTAR CORP          COM              33761C 10 3      2,892,000         32,312          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
GENERAL ELEC CO       COM              369604 10 3    13,574,000        122,700           SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
GILLETTE CO           COM              365766 10 2      3,305,000         55,600          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
JOHNSON & JOHNSON     COM              478160 10 4      3,824,000         40,900          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
KIMBERLY CLARK CORP   COM              494368 10 3    11,774,000          37,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
LUCENT TECHNOLOGIES   COM              549463 10 7      2,592,000         24,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
MARSHALL & ILSLEY
CORP                  COM              571834 10 0      1,661,000         29,955          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
MC DONALDS CORP       COM              571834 10 0      1,450,000         32,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
MERCK & CO            COM              589331 10 7      2,324,000         29,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
MINNESOTA MNG & MFG
CO                    COM              604059 10 5      2,391,000         33,800          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
MORGAN J P & CO INC.  COM              616880 10 0      1,888,000         15,300          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
NORTHERN TR CORP      COM              665859 10 4      5,506,000         62,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
PEPSICO INC           COM              713448 10 8         541,000        13,800          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
PFIZER INC            COM              717081 10 3      7,159,000         51,600          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
PROCTER & GAMBLE CO   COM              742718 10 9      5,837,000         59,600          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
ROYAL DUTCH PET CO    NEW  YORK
                      1.25 GLDR        780257 80 4        624,000         12,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
SARA LEE CORP         COM              803111 10 3        990,000         40,000          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
SCHERING PLOUGH CORP  COM              806605 10 1      5,304,000          96,000         SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------
WALGREEN CO           COM              931422 10 9      4,769,000        168,800          SH                         OTHER
--------------------- ---------------- -------------- ----------------- ------------- ------------ ------------- --------------

--------------------- ------------ ----------------------------------------
      Column 1         Column 7                   COLUMN 8
--------------------- ------------ ----------------------------------------
                         Other                Voting authority
   Name of issuer      Managers        Sole          Shared       None
--------------------- ------------ ------------- ------------- ------------
AMERITECH CORP NEW                                 63,800
--------------------- ------------ ------------- ------------- ------------
BANC ONE CORP                                      21,400
--------------------- ------------ ------------- ------------- ------------
COCA COLA CO                                       84,600
--------------------- ------------ ------------- ------------- ------------
COLGATE PALMOLIVE CO                               40,200
--------------------- ------------ ------------- ------------- ------------
DU PONT E I NEMOURS
& CO                                               43,500
--------------------- ------------ ------------- ------------- ------------
EMERSON ELEC CO                                      3,000
--------------------- ------------ ------------- ------------- ------------
FEDERAL NATIONAL
MORTGAGE                                            31,800
--------------------- ------------ ------------- ------------- ------------
FIRSTAR CORP                                       32,312
--------------------- ------------ ------------- ------------- ------------
GENERAL ELEC CO                                   122,700
--------------------- ------------ ------------- ------------- ------------
GILLETTE CO                                        55,600
--------------------- ------------ ------------- ------------- ------------
JOHNSON & JOHNSON                                  40,900
--------------------- ------------ ------------- ------------- ------------
KIMBERLY CLARK CORP                                37,000
--------------------- ------------ ------------- ------------- ------------
LUCENT TECHNOLOGIES                                24,000
--------------------- ------------ ------------- ------------- ------------
MARSHALL & ILSLEY
CORP                                               29,955
--------------------- ------------ ------------- ------------- ------------
MC DONALDS CORP                                    32,000
--------------------- ------------ ------------- ------------- ------------
MERCK & CO                                         29,000
--------------------- ------------ ------------- ------------- ------------
MINNESOTA MNG & MFG
CO                                                 33,800
--------------------- ------------ ------------- ------------- ------------
MORGAN J P & CO INC.                               15,300
--------------------- ------------ ------------- ------------- ------------
NORTHERN TR CORP                                   62,000
--------------------- ------------ ------------- ------------- ------------
PEPSICO INC                                        13,800
--------------------- ------------ ------------- ------------- ------------
PFIZER INC                                         51,600
--------------------- ------------ ------------- ------------- ------------
PROCTER & GAMBLE CO                                59,600
--------------------- ------------ ------------- ------------- ------------
ROYAL DUTCH PET CO
                                                   12,000
--------------------- ------------ ------------- ------------- ------------
SARA LEE CORP                                      40,000
--------------------- ------------ ------------- ------------- ------------
SCHERING PLOUGH CORP                               96,000
--------------------- ------------ ------------- ------------- ------------
WALGREEN CO                                      168,800
--------------------- ------------ ------------- ------------- ------------
